OTHER EXPENSE (INCOME) (Tables)	12 Months Ended
Dec. 31, 2020
Other Operating Income (Expense) [Abstract]
Operating expense (income)

For the years ended December 31	2020	2019
Other Expense:
Litigation	$19	$26
Write-offs (reversals)	(1)	3
Bulyanhulu reduced operations program costs[1]	22	24
Bank charges	16	16
Porgera care and maintenance costs	51	—
Covid-19 donations	24	—
Tanzania transactions costs incurred by Acacia	—	18
Tanzania - other	—	11
Other	20	28
Total other expense	$151	$126
Other Income:
Gain on sale of long-lived assets[2]	($180)	($441)
Remeasurement of Turquoise Ridge to fair value[3]	—	(1,886)
Remeasurement of silver sale liability[4]	(104)	(628)
Lumwana customs duty and indirect taxes settlement[5]	—	(216)
Peru tax disputes settlement	7	(18)
Gain on warrant investments at FVPL	(9)	—
Gain on non-hedge derivatives	(10)	—
Interest income on other assets	(21)	(20)
Other	(12)	(17)
Total other income	($329)	($3,226)
Total	($178)	($3,100)
1.Primarily relates to care and maintenance costs.
2. 2020 includes a gain of $59 million from the sale of Eskay Creek, a gain of $54 million from the sale of Massawa, a gain of $27 million from the sale of Morila, and a gain of $22 million from the sale of Bullfrog. 2019 includes a gain of $408 million from the sale of Kalgoorlie. Refer to note 4 for further details.
3.Refer to note 4 for further details.
4.Refer to note 29 for further details.
5.Refer to note 12 for further details.